Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
EA Bridgeway Aggressive Investors ETF | EA Bridgeway Aggressive Investors ETF Class
Prospectus [Line Items]
Annual Return [Percent]	18.13%	35.75%	23.12%	(22.38%)	19.89%	14.35%	21.85%	(22.44%)	18.44%	19.47%
EA Bridgeway Select Small-Cap Value ETF | EA Bridgeway Select Small-Cap Value ETF Class
Prospectus [Line Items]
Annual Return [Percent]	5.53%	3.67%	14.08%	(7.74%)	67.74%	12.04%	14.98%	(13.06%)	7.11%	26.79%
EA Bridgeway Ultra-Small Company Market ETF | EA Bridgeway Ultra-Small Company Market ETF Class
Prospectus [Line Items]
Annual Return [Percent]	20.09%	14.92%	11.42%	(23.40%)	22.31%	25.53%	15.34%	(17.12%)	12.47%	21.47%